Investment Objectives and Goals	Oct. 31, 2025
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 6 Mo Jan/Jul
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the upside return of the Underlying ETF, up to the upside cap of 3.30% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from January 1, 2026 to June 30, 2026.

Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 6 Mo Apr/Oct
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the upside return of the Underlying ETF, up to the upside cap of 3.35% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from October 1, 2025 to March 31, 2026.

Innovator Equity Defined Protection ETF - 1 Yr January
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 1 Yr January
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 6.55% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from January 1, 2026 to December 31, 2026.

Innovator Equity Defined Protection ETF - 1 Yr February
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 1 Yr February
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 6.37% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from February 1, 2026 to January 31, 2027.

Innovator Equity Defined Protection ETF - 1 Yr March
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 1 Yr March
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 7.77% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from March 1, 2025 to February 28, 2026.

Innovator Equity Defined Protection ETF - 1 Yr April
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 1 Yr April
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 7.52% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from April 1, 2025 to March 31, 2026.

Innovator Equity Defined Protection ETF - 1 Yr May
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 1 Yr May
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 7.21% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from May 1, 2025 to April 30, 2026.

Innovator Equity Defined Protection ETF - 1 Yr June
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 1 Yr June
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 7.30% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from June 1, 2025 to May 31, 2026.

Innovator Equity Defined Protection ETF - 1 Yr July
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 1 Yr July
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 7.00% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from July 1, 2025 to June 30, 2026.

Innovator Equity Defined Protection ETF - 1 Yr August
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 1 Yr August
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 7.28% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from August 1, 2025 to July 31, 2026.

Innovator Equity Defined Protection ETF - 1 Yr September
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 1 Yr September
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 6.72% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from September 1, 2025 to August 31, 2026.

Innovator Equity Defined Protection ETF - 1 Yr October
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 1 Yr October
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 6.52% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from October 1, 2025 to September 30, 2026.

Innovator Equity Defined Protection ETF - 1 Yr November
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 1 Yr November
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 6.84% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from November 1, 2025 to October 31, 2026.

Innovator Equity Defined Protection ETF - 1 Yr December
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 1 Yr December
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 6.85% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from December 1, 2025 to November 30, 2026.

Innovator Equity Defined Protection ETF - 2 Yr to April 2026
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 2 Yr to April 2026
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the upside return of the Underlying ETF, up to the upside cap of 18.00% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from April 1, 2024 through March 31, 2026.

Innovator Equity Defined Protection ETF - 2 Yr to July 2026
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 2 Yr to July 2026
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the upside return of the Underlying ETF, up to the upside cap of 18.20% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from July 1, 2024 through June 30, 2026.

Innovator Equity Defined Protection ETF - 2 Yr to October 2026
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 2 Yr to October 2026
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the upside return of the Underlying ETF, up to the upside cap of 12.96% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from October 1, 2024 through September 30, 2026.

Innovator Equity Defined Protection ETF - 2 Yr to January 2027
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 2 Yr to January 2027
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the upside return of the Underlying ETF, up to the upside cap of 15.93% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from January 1, 2025 through December 31, 2026.

Innovator Equity Defined Protection ETF - 2 Yr to April 2027
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 2 Yr to April 2027
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the upside return of the Underlying ETF, up to the upside cap of 15.32% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from April 1, 2025 through March 31, 2027.

Innovator Equity Defined Protection ETF - 2 Yr to July 2027
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 2 Yr to July 2027
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the upside return of the Underlying ETF, up to the upside cap of 13.61% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from July 1, 2025 through June 30, 2027.

Innovator Equity Defined Protection ETF - 2 Yr to October 2027
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 2 Yr to October 2027
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the upside return of the Underlying ETF, up to the upside cap of 12.78% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from October 1, 2025 through September 30, 2027.

Innovator Equity Defined Protection ETF - 2 Yr to January 2028
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 2 Yr to January 2028
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the upside return of the Underlying ETF, up to the upside cap of 13.30% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from January 1, 2026 through December 31, 2027.